Acquisition of King's Gaming Promotion Limited (Tables) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Business Combinations [Abstract]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]

The Earnout Shares, Incentive Shares and Additional Incentive Shares shall be released and issued to the Seller as follows:

	Gross Profit Target
Year	For Earnout/Incentive Shares	Earnout/Incentive Shares	Additional Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

The Earnout Shares, Incentive Shares and Additional Incentive Shares shall be released and issued to the Seller as follows:

	Gross Profit Target
Year	For Earnout/Incentive Shares	Earnout/Incentive Shares	Additional Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

Schedule of Purchase Price Allocation [Table Text Block]
Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

the fair values of the acquired assets as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

Schedule Of Business Acquisitions Change In Fair Value Of Contingent Consideration	$ 0	$ 0
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of King's Gaming:

Total Contingent
Years Ended December 31,	Consideration

2012*	$11,116,885
2013	11,201,961
2014	583,872
2015	630,511
2016	625,023
Thereafter	2,547,944
$26,706,196

*-Includes $9,000,000 cash consideration to be paid subsequent to the completion of the December 31, 2012 audit, in 2013 and considered current as of June 30, 2012.

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of King's Gaming:

Total Contingent
Years Ended December 31,	Consideration

2012*	$11,116,885
2013	11,201,961
2014	583,872
2015	630,511
2016	625,023
Thereafter	2,547,944
$26,706,196

*-Includes $9,000,000 cash consideration to be paid subsequent to the completion of the December 31, 2012 audit, in 2013 and considered current as of June 30, 2012.